FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ (6,813)
Additions	(1,340)
Payments	1,151
Remeasurement gain	55	$ (25)
Foreign exchange impact	(138)
Balance at end of period	$ (7,085)